Income Tax - Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Federal
Current			$ 125,950
Deferred			421,831	(211,112)
State
Current
Deferred
Change in valuation allowance			(421,831)	211,112
Income tax provision	$ 12,569	$ 8,849	$ 125,950